Note 10 - Stock Options and stock awards - Range of Exercise prices, Stock Options (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Range of Exercise Prices
High	$ 40	$ 40
Low	$ 40	$ 40
Weighted average exercise price, options	$ 40	$ 40
Outstanding options	4,500	15,650